Subsequent event (Details Narrative) $ in Thousands	Jun. 08, 2021 INR (₨) ft²	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of non-adjusting events after reporting period [abstract]
Area of land	83,988
Area of land surrendered	36,229
Right use of assets	₨ 156,778	$ 6,150	₨ 449,840,000	₨ 538,422,000	₨ 189,988,000
Right use of liability | ₨	₨ 136,738		₨ 502,968,000	₨ 539,628,000	₨ 210,130,000